Subsequent Events (Restatement) (Details) - Schedule the revenue and net income - Yinhua [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Condensed Income Statements, Captions [Line Items]
Revenue	$ 55,113,119
Net income	$ 1,587,815